COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current lease deposits	$ 23
Non-current lease deposits	17
Bahamas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current lease deposits	7
Non-current lease deposits
California [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current lease deposits	16
New Jersey [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current lease deposits
Non-current lease deposits	$ 17